FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - Fair value - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member] | Commercial & industrial
Assets
Total	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial real estate
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial & industrial
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial real estate
Assets
Total	0	0
Fair Value, Inputs, Level 3 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total	54	1,088
Fair Value, Inputs, Level 3 [Member] | Commercial & industrial
Assets
Total	25,367	8,710
Fair Value, Inputs, Level 3 [Member] | Commercial real estate
Assets
Total	$ 6,432	$ 558